SUBSEQUENT EVENTS (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jan. 20, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 20, 2021 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds | ¥		¥ 78,216
Securities purchase agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued by Compnay | shares			3,960,000
Share purchase price | $ / shares			$ 1.85
Concurrent private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercisable in share-based payment arrangement | shares			1,584,000
Gross proceeds | ¥	¥ 7,300,000